Prepayments for current assets (Details) ₨ in Thousands, $ in Thousands	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)
Disclosure of Prepayments for current assets [Abstract]
Prepayments for purchase of bandwidth	₨ 47,262		₨ 42,289
Prepayments related to insurance	859		3,636
Prepayments-others	559,840		469,965
Current prepayments	₨ 607,961	$ 8,020	₨ 515,890